[Letterhead of Wachtell, Lipton, Rosen & Katz]

June 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Osprey Energy Acquisition Corp. Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of our client, Osprey Energy Acquisition Corp. (the “Company”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) the Company’s preliminary Proxy Statement under cover of Schedule 14A (the “Proxy Statement”). The Proxy Statement relates to the Company’s solicitation of proxies in connection with seeking the approval and adoption by the Company’s stockholders of the Contribution Agreement, dated as of June 3, 2018, by and among Royal Resources L.P. (“Royal”), the Company and the other parties thereto, pursuant to which the Company will acquire all of the equity interests in certain indirect subsidiaries of Royal, and the other matters described in the Proxy Statement. In connection with the acquisition, the Company’s stockholders will also be provided with the opportunity to redeem the shares of Class A common stock held by them in accordance with the terms of the Company’s amended and restated certificate of incorporation, as described in the Proxy Statement. We will provide courtesy hard copies of the Proxy Statement upon request.

Pursuant to Rule 14a-6 promulgated thereunder the Securities Exchange Act of 1934, a filing fee of $99,600.00 in connection with this filing of the Proxy Statement was paid to the Commission on June 13, 2018 by wire transfer in immediately available funds.

If you have any questions concerning the Proxy Statement or require any additional information in connection with the filing, please do not hesitate to contact the undersigned at (212) 403-1394 or Remi P. Korenblit at (212) 403-1194.

Very truly yours,

/s/ David K. Lam

David K. Lam

cc:	Jeffrey F. Brotman, Chief Financial Officer, Chief Legal Officer and Secretary, Osprey Energy Acquisition Corp.